Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	$ 42,630	$ 51,450
Other financial liabilities	67,016	54,413
Financial liabilities	109,646	105,863
Trade payables	18,664	19,069
Other current liabilities	10,097	10,219
Total financial liabilities	138,408	135,151
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	10,558	8,502
Other financial liabilities	16,573	5,289
Financial liabilities	27,131	13,790
Trade payables	18,664	19,069
Other current liabilities	10,097	10,219
Total financial liabilities	55,893	43,078
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	28,657	28,369
Other financial liabilities	36,618	21,862
Financial liabilities	65,275	50,230
Trade payables	0	0
Other current liabilities	0	0
Total financial liabilities	65,275	50,230
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	12,782	14,579
Other financial liabilities	36,538	27,263
Financial liabilities	49,321	41,842
Trade payables	0	0
Other current liabilities	0	0
Total financial liabilities	$ 49,321	$ 41,842